CONVERTIBLE DEBENTURE AND DERIVATIVE LIABILITY (Details Narrative)													1 Months Ended	3 Months Ended				12 Months Ended
	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 CAD ($)	Nov. 03, 2021 $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 CAD ($)	Jul. 30, 2021	Jul. 30, 2021 USD ($)	Jul. 30, 2021 CAD ($)	Jun. 15, 2021 $ / shares shares	May 18, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CAD ($)	Jul. 31, 2021	Feb. 10, 2022 $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 CAD ($) shares	Jan. 31, 2021 USD ($) shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Jan. 31, 2022 CAD ($) $ / shares shares	Nov. 03, 2021 $ / shares shares	Nov. 02, 2021 USD ($)	Nov. 02, 2021 $ / shares	Oct. 31, 2021 CAD ($) $ / shares shares	Jul. 15, 2021 USD ($)	Jul. 15, 2021 CAD ($) $ / shares	Jun. 15, 2021 CAD ($)	Jun. 07, 2021 $ / shares shares	Jul. 31, 2020	Jul. 27, 2020 USD ($)	Jul. 27, 2020 CAD ($) $ / shares	Feb. 19, 2020 $ / shares	Oct. 31, 2019	Nov. 01, 2016 $ / shares
Short-Term Debt [Line Items]
Debt instrument, interest rate percentage																																	18.00%
Debt host liability share, face value | $ / shares																					$ 0.65													$ 0.05
Common stock, shares issued | shares	421,871,770		9,163,425	392,943,398						1,360,959					421,871,770			392,943,398	323,419,527	421,871,770	9,163,425			392,943,398				1,538,461
Conversion of stock, shares issued | shares										263,973
Common stock, value issued	$ 36,637,228			$ 29,842,167											$ 36,637,228			$ 29,842,167	$ 21,322,022
Debt instrument, conversion price | (per share)				$ 0.10					$ 0.10									$ 0.10		$ 0.12			$ 0.12								$ 0.15
Warrants exerciable price | $ / shares																								$ 0.05								$ 0.08
Interest expenses incurred				$ 70,521
Debt conversion, description															(i) one share of the Company’ common stock, (ii) one-half of one Class A common stock purchase warrant, with each whole warrant being exercisable at a price of $0.13 until June 10, 2026, and (iii) one-half of one Class B common stock purchase warrant, with each whole warrant being exercisable at a price of $0.19 until June 10, 2026 (collectively, the “Class A and B Warrants”). In addition, the conversion price for accrued interest is the greater of (i) $0.10 and (ii) the minimum conversion price permitted by the TSX-V at the time of conversion	(i) one share of the Company’ common stock, (ii) one-half of one Class A common stock purchase warrant, with each whole warrant being exercisable at a price of $0.13 until June 10, 2026, and (iii) one-half of one Class B common stock purchase warrant, with each whole warrant being exercisable at a price of $0.19 until June 10, 2026 (collectively, the “Class A and B Warrants”). In addition, the conversion price for accrued interest is the greater of (i) $0.10 and (ii) the minimum conversion price permitted by the TSX-V at the time of conversion		one-half of one Class A common stock purchase warrant, with each whole warrant being exercisable at a price of $0.13 until June 10, 2026, and (iii) one-half of one Class B common stock purchase warrant, with each whole warrant being exercisable at a price of $0.19 until June 10, 2026 (collectively, the “Class A and B Warrants”). In addition, the conversion price for accrued interest is the greater of (i) $0.10 and (ii) the minimum conversion price permitted by the TSX-V at the time of conversion.
Number of shares issued | shares
Debt instrument, fair value				87,083														$ 87,083
Embedded derivative liability																		25,041
Fair value of embedded derivate liability																			$ 20,123
Derivative, loss on derivative															$ 11,765,241
Contractual interest	109,808										$ 70,521
Amortization of debt discount premium															300,034
Beneficial conversion feature additional paid-in capital and loss																		$ 79,542
Warrants [Member]
Short-Term Debt [Line Items]
Derivative Liability	8,246,718														8,246,718							$ 26,956,177
Exercise of common share purchase warrants															3,481,052
Broker Warrants [Member]
Short-Term Debt [Line Items]
Derivative Liability	41,670														$ 41,670							$ 76,811
Common Stock [Member]
Short-Term Debt [Line Items]
Debt host liability share, face value | $ / shares																					$ 0.65							$ 0.24
Number of shares issued | shares															1,375,499	1,375,499	18,319,388	56,979,482	3,643,791
Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt host liability share, face value | $ / shares														$ 0.19							$ 0.65
Number of shares issued | shares			9,163,425											15,159,448
July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt, principal amount																														$ 112,124	$ 150,000
Debt instrument, interest rate percentage																													37.00%	12.00%	12.00%
Debt host liability share, face value | $ / shares																															$ 0.15
Common stock, shares issued | shares										1,360,959
Conversion of stock, shares issued | shares										263,973
Common stock, value issued										$ 26,286
Number of shares issued | shares										1,360,959
Debt instrument, fair value	87,083														$ 87,083				$ 96,318
Embedded derivative liability															25,041
Debt Instrument, Interest Rate, Effective Percentage																			37.00%
July 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt, principal amount				79,542														$ 79,542						$ 100,000	$ 79,542	$ 100,000
Debt instrument, interest rate percentage																									12.00%	12.00%
Debt instrument, conversion price | $ / shares																										$ 0.12
Warrants exerciable price | $ / shares																										$ 0.20
Interest expenses incurred				$ 5,802	$ 7,299
Debt instrument interest rate description						effective interest rate of 1,878%							effective interest rate of 608.98%
Convertible debenture face value							$ 79,542	$ 100,000							79,542	$ 100,000
Fair value of embedded derivate liability	421,095														421,095
Contractual interest	7,375	$ 9,337									$ 5,802	$ 7,299
Beneficial conversion feature additional paid-in capital and loss															341,553	$ 429,400
July 2021 Convertible Debenture [Member] | Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt instrument, fair value	9,262														9,262					$ 11,780
Fair value of embedded derivate liability	211,730														211,730					269,300
Convertible debt combined value	$ 220,992														$ 220,992					281,080
June 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt, principal amount																											$ 1,500,000
Debt instrument, interest rate percentage																											12.00%
Debt host liability share, face value | $ / shares	$ 1			$ 1											$ 1			$ 1
Debt instrument interest rate description											effective interest rate of 1,348%	effective interest rate of 1,348%
Debt instrument maturity date									Dec. 10, 2022
Conversion of convertiable debenture | shares									15,000,000
Number of shares issued | shares															3,000,000	3,000,000
Debt instrument, fair value	$ 1,500,000			$ 1,500,000											$ 1,500,000			$ 1,500,000
Embedded derivative liability															1,646,600			1,646,600
Fair value of embedded derivate liability				7,449,700														7,449,700		$ 529,400
Convertible debt combined value				$ 7,449,744														7,449,744
Derivative, loss on derivative															146,601			$ 146,601
Convertible debenture effective interest rate				1,448														1,448						1,448
Amortization of debt discount premium															300,034
Debt discount carry value															$ 1,199,966
June 2021 Convertible Debenture [Member] | Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt instrument, fair value				$ 44														$ 44
June 2021 Convertible Debenture [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Warrants exerciable price | $ / shares	$ 0.13														$ 0.13
Number of warrants exercisable | shares	1,500,000														1,500,000					1,500,000
June 2021 Convertible Debenture [Member] | Common Class B [Member]
Short-Term Debt [Line Items]
Warrants exerciable price | $ / shares	$ 0.19														$ 0.19
Number of warrants exercisable | shares	1,500,000														1,500,000					1,500,000
June 2021 Convertible Debenture [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued | shares															3,000,000	3,000,000
June 2021 Convertible Debenture [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Number of shares issued | shares			3,000,000
June 2021 Convertible Debenture [Member] | Subsequent Event [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Warrants exerciable price | $ / shares			$ 0.13
Number of warrants exercisable | shares			1,500,000																		1,500,000
June 2021 Convertible Debenture [Member] | Subsequent Event [Member] | Common Class B [Member]
Short-Term Debt [Line Items]
Warrants exerciable price | $ / shares			$ 0.19
Number of warrants exercisable | shares			1,500,000																		1,500,000
June 2021 Convertible Debenture [Member] | Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued | shares			3,000,000
July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Convertible debt combined value																			$ 116,441